STOCK WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Other Share-based Compensation, Activity [Table Text Block]
The following table summarizes the stock warrant activity of the Company:

	Number of shares	Weighted average exercise price	Weighted average contractual life (years)
Outstanding – January 1, 2016	1,285,111	$4.70	—
Issued	265,048	$5.80	—
Expired	—	$—	—
Forfeited	—	$—	—
Outstanding March 31, 2016	1,550,159	$4.89	2.69

The following table summarizes the stock warrant activity of the Company:

	Number of shares	Weighted average exercise price	Weighted average contractual life (years)
Outstanding – January 1, 2015	—	$—	—
Issued	1,285,111	$4.70	2.9
Expired	—	$—	—
Forfeited	—	$—	—
Outstanding December 31, 2015	1,285,111	$4.70	2.9